OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER	6 Months Ended
Jun. 30, 2019
Disclosure Of Obligations, Guarantees, Contingencies And Other [Abstract]
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
In the normal course of operations, the partnership and its consolidated entities execute agreements that provide for indemnification and guarantees to third parties in transactions such as business dispositions, business acquisitions, sales of assets and sales of services.

Certain of the partnership’s operating subsidiaries have also agreed to indemnify their directors and certain of their officers and employees. The nature of substantially all of the indemnification undertakings prevent the partnership from making a reasonable estimate of the maximum potential amount that it could be required to pay third parties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither the partnership nor its consolidated subsidiaries have made significant payments under such indemnification agreements.

The partnership and its operating subsidiaries may be contingently liable with respect to litigation and claims that arise from time to time in the normal course of business or otherwise.

At June 30, 2019, the partnership has commitments totaling:

•
approximately $957 million for the development of Manhattan West in Midtown New York, Greenpoint Landing in Brooklyn, as well as the redevelopment of One Allen Center, Two Allen Center, and Three Allen Center in Houston;

•
approximately A$246 million ($173 million) for the development of Darling Park Complex, Jessie St Centre, 52 Goulburn Street, 50 George Street, 388 George Street and 680 George Street in Sydney; Southern Cross West Tower in Melbourne; 235 St Georges Terrace, 108 St George Terrace, Brookfield Place Tower 1 and Brookfield Place Tower 2 in Perth;

•	approximately £75 million ($95 million) for the development of 100 Bishopsgate and Principal Place Residential in London; and

•	approximately AED 267 million ($73 million) for the development of ICD Brookfield Place in Dubai.

During 2013, Brookfield Asset Management announced the final close on the $4.4 billion Brookfield Strategic Real Estate Partners (“BSREP”) fund, a global private fund focused on making opportunistic investments in commercial property. The partnership, as lead investor, committed approximately $1.3 billion to the fund. As of June 30, 2019, there remained approximately $170 million of uncontributed capital commitments.

In April 2016, Brookfield Asset Management announced the final close on the $9.0 billion second BSREP fund to which the partnership had committed $2.3 billion as lead investor. As of June 30, 2019, there remained approximately $740 million of uncontributed capital commitments.

In November 2017, Brookfield Asset Management announced the final close on the $2.9 billion fifth Brookfield Real Estate Finance Fund (“BREF”) to which the partnership had committed $400 million. As of June 30, 2019, there remained approximately $270 million of uncontributed capital commitments.

In September 2018, Brookfield Asset Management announced the final close on the $1.0 billion third Brookfield Fairfield U.S. Multifamily Value Add Fund (“VAMF”) to which the partnership had committed $300 million. As of June 30, 2019, there remained approximately $225 million of uncontributed capital commitments.

In January 2019, Brookfield Asset Management announced the final close on the $15.0 billion third BSREP fund to which the partnership has committed $1.0 billion. As of June 30, 2019, there remained approximately $785 million of uncontributed capital commitments.

The partnership maintains insurance on its properties in amounts and with deductibles that it believes are in line with what owners of similar properties carry. The partnership maintains all risk property insurance and rental value coverage (including coverage for the perils of flood, earthquake and named windstorm). The partnership does not conduct its operations, other than those of equity accounted investments, through entities that are not fully or proportionately consolidated in these financial statements, and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these financial statements.